UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22054

THE ACADIA MUTUAL FUNDS

 (Exact name of registrant as specified in charter)

One Penn Plaza, 36th Floor, New York, NY 10119

 (Address of principal executive offices)(Zip code)

Eric D. Jacobs

Michael E. Hogue

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 671-1111

Date of fiscal year end: June 30

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

THE ACADIA PRINCIPAL CONSERVATION FUND

JUNE 30, 2011

                                       Acadia Mutual Fund Management LLC

The Acadia Mutual Funds / Acadia Principal Conservation Fund

The last quarter has seen a continuation of trends that have been infecting the market place since the financial crisis struck three years ago.  Global financial markets experienced tremendous volatility this past quarter as participants fell into a daily ritual of “risk on, risk off.”  Every 7 to 10 years, the economic cycle culminates with a liquidity based failure that destroys a tremendous amount of wealth.  In the last thirty years, these shocks to markets have become increasingly global and increasingly severe.  This is due to the collective interdependence of markets, the sheer size of participants, the creativity of capital markets to concoct new forms of leveraged products, the expansion of information technology and the propagation of huge algorithmic trading systems (computers have taken over our commodity and equity markets).

In 2006, a third of all EU and US stock trades were driven or initiated by automatic programs, or algorithms (Aite Group, Boston).  As of 2009, High Frequency Trading firms alone accounted for 73% of all US equity trading volume (Rob Iati, The Real Story of Trading Software Espionage, AdvancedTrading.com, July 10, 2009).  The terms ‘algorithmic’, ‘automated’, and ‘black-box’ trading are all part of this phenomenon.  This is the use of computer programs to enter trading orders where the algorithms utilize price, quantity of the order, volume traded, historical price action and volatility as only a few of the variables to determine the timing of a trade, in most cases initiating the order without human intervention.  In this most recent quarter, regulators and market experts indicated that these systems are dictating daily market volatility and making it impossible to do business and trade in a traditional way.

This volatility has had a major downward impact on investor confidence and thus investor’s appetite for risk.  Coupled with low consumer confidence, the low investor confidence has led to fragile and abnormal market behavior.  For example, when the U.S. credit rating was downgraded by Standard and Poors to AA+ from AAA, investors rushed into U.S. Treasury securities driving the price up and the yield down; market watchers had predicted the opposite.  The Acadia Principal Conservation Fund has not invested in U.S. Treasury securities as the volatility of their prices has been too large and erratic.  Instead the Fund has invested over 70 percent of its assets in Money Market Demand Deposits with institutional and negotiated rates of return plus FDIC deposit insurance protection up to $250,000 per bank.  In a more normal market the Fund would have invested in an array of short term instruments when the reward was not jeopardized by extreme volatility or credit risk (such as attendant with Freddie Mac or Fanny Mae).

The performance graph depicts the growth of a $10,000 investment at the inception of the Fund compared to an investment in the BarCap U.S. Aggregate Bond Index, a standard performance measure for investment level credit.  In evaluating this performance there are a number of factors you should consider:  (1) although the inception date of the Fund was August 25, 2010, the Fund did not gather and invest assets until mid December, and therefore only has about 6 months of cumulative investment income at June 30 versus 9 months for the BarCap Index , (2) the Fund has not completed a full year of operation which causes performance to be understated as it hasn’t reached its ‘running rate’ and (3) as you can see from the graph, the Fund is less volatile than the index as only about 30 percent of the Fund assets are invested in corporate bonds.  The annualized return for the Fund at June 30th is .54 percent from inception and .88 percent from the time the fund gathered and invested assets.

During the recent market turmoil which saw the Dow Jones Industrial Average lose almost 15 percent of its value,  the Fund remained within 1 percent of its NAV. And, the Fund fully restored its NAV in 14 trading days while the Dow is still below its July high.  We believe that the Fund achieves the right balance between stability and return to the investor.

We continue to focus on finding names in the portfolio that will offer us attractive risk/reward, while reducing the duration of the corporate bond portfolio. And, we continue to evaluate the volatility of the short term market for alternatives with a better, but stable, risk-reward opportunity to Money Market Deposit Accounts. We also await building the critical mass of a full operating year so our performance is aligned with that of the benchmark index.

Eric D. Jacobs

Michael E. Hogue

Chief Investment Officer

President

Acadia Principal Conservation Fund

Performance Illustration

June 30, 2011 (Unaudited)

Cumulative Performance Comparison of $10,000 Investment Since Inception *

Acadia Principal Conservation Fund
Barclay's Capital U.S. Aggregate Bond Index
10,500
10,400
10,300
10,200
10,100
10,000
9,900
9,800
9,700
9,600
9,500
Aug-10
Sep-10
Oct-10
Nov-10
Dec-10
Jan-11
Feb-11
Mar-11
Apr-11
May-11
Jun-11

Average Annual Total Returns

For the Periods Ended June 30, 2011

                                 Acadia Principal                  Barclay's Capital U.S.

                             Conservation  Fund                Aggregate Bond Index

Since Inception **            0.46%                                    3.25%

** Not annualized

*This chart assumes an initial investment of $10,000 made on August 24, 2010, commencement of investment operations.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The Barclay's Capital U.S. Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM  pass-throughs), ABS, and CMBS.  The U.S. Aggregate Index was created in 1986.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 595-4866.

The Acadia Principal Conservation Fund

Portfolio Illustration

June 30, 2011

The following chart gives a visual breakdown of the Fund by the industry sectors.

The underlying securities are represented as a percentage of the portfolio of investments.

	The Acadia Principal Conservation Fund
	Schedule of Investments
	June 30, 2011

Shares		Value

CORPORATE DEBENTURES - 29.47% *

Commercial Banks - 14.26%
3,558	BB&T Capital Trust, 8.95%, 9/15/63	$ 93,540
3,597	M&T Capital Trust, 8.50%, 1/31/68	94,241
3,698	Wachovia Capital Trust, 7.85%, 12/1/67	95,224
		283,005
Corporate Bonds - 6.28%
79,000	Masco Corp., 7.75%, 8/1/29	80,778
45,000	US West Communications Inc., 6.875%, 9/15/33	43,876
		124,654
Life/Health Insurance - 4.82%
3,435	Prudential Financial Inc., 9.00%, 6/15/38	95,699

Real Estate Developers - 4.11%
2,980	Vornado Realty LP., 7.875%, 10/1/39	81,652

TOTAL FOR CORPORATE DEBENTURES (Cost $590,951) - 29.47%		585,010

SHORT TERM INVESTMENTS - 70.53%
971,565	Flagstar Bank Money Market Deposit Account 1.09% ** (Cost $971,565)	971,565
194,652	Huntington Conservative Deposit Account 0.22% ** (Cost $194,652)	194,652
233,987	State Farm Bank Money Market Deposit Account 1.04% ** (Cost $233,987)	233,987
		1,400,204

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,400,204) - 70.53%		1,400,204

TOTAL INVESTMENTS (Cost $1,991,155) - 100.00%		1,985,214

LIABILITIES IN EXCESS OF OTHER ASSETS		(101,406)

NET ASSETS		$ 1,883,808

* Percentages are based on total investments.
** Variable Rate Security, the coupon rate shown represents the yield at June 30, 2011.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total
	Corporate Debentures	$ 585,010	$ -	$ -	585,010
	Short-Term Investments:
	Flagstar Bank Money Market Deposit Account	971,565	-	-	971,565
	Huntington Conservative Deposit Account	194,652	-	-	194,652
	State Farm Bank Money Market Deposit Account	233,987	-	-	233,987
		$ 1,985,214	$ -	$ -	$ 1,985,214

The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Statement of Assets and Liabilities
June 30, 2011

Assets:
Investments in Securities, at Value (Cost $1,991,155)	$ 1,985,214
Cash	79,500
Receivables:
Interest	4,391
Shareholder Purchases	6,184
Prepaid Expenses	25,922
Total Assets	2,101,211
Liabilities:
Payables:
Due to Advisor	7,522
Securities Purchased	159,804
Shareholder Redemptions	27,513
Other Accrued Expenses	22,564
Total Liabilities	217,403

Net Assets	$ 1,883,808

Net Assets Consist of:
Paid In Capital	$ 1,883,527
Accumulated Undistributed Realized Gain on Investments	6,222
Unrealized Depreciation in Value of Investments	(5,941)
Net Assets, for 188,392 Shares Outstanding	$ 1,883,808

Net Asset Value and Redemption Price Per Share	$ 10.00

The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Statement of Operations
For the Period August 24, 2010, (Commencement of Investment Operations)
through June 30, 2011

Investment Income:
Dividends	$ 11,061
Interest	7,834
Total Investment Income	18,895

Expenses:
Advisory Fees (Note 3)	6,030
Transfer Agent Fees	8,798
Distribution Fees (12b-1) (Note 4)	3,769
Legal Fees	8,821
Audit Fees	11,930
Registration Fees	10,718
Custody Fees	4,105
Insurance Fees	9,237
Trustee Fees	14,269
Printing and Mailing	1,156
Shareholder Service Fees	8,733
Miscellaneous Fees	871
Total Expenses	88,437
Fees Waived and Reimbursed by the Advisor (Note 3)	(77,508)
Total Expenses	10,929

Net Investment Income	7,966

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	6,222
Net Change in Unrealized Depreciation on Investments	(5,941)
Realized and Unrealized Gain on Investments	281

Net Increase in Net Assets Resulting from Operations	$ 8,247

The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Statement of Changes in Net Assets

Period Ended *
6/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 7,966
Net Realized Gain on Investments	6,222
Unrealized Depreciation on Investments	(5,941)
Net Increase in Net Assets Resulting from Operations	8,247

Distributions to Shareholders:
Net Investment Income	(7,981)
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	(7,981)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	2,519,549
Shares Issued on Reinvestment of Dividends	7,981
Cost of Shares Redeemed	(643,988)
Net Increase in Net Assets from Shareholder Activity	1,883,542

Net Assets:
Net Increase in Net Assets	1,883,808
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment Income of $0)	$ 1,883,808

* The Fund commenced investment operations on August 24, 2010.
The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended (a)
	6/30/2011

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.09
Net Loss on Securities (Realized and Unrealized)	(0.04)
Total from Investment Operations	0.05

Distributions:
Net Investment Income	(0.05)
Realized Gains	-
Total from Distributions	(0.05)

Net Asset Value, at End of Period	$ 10.00

Total Return **	0.46%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,884
Before Waiver
Ratio of Expenses to Average Net Assets	11.66%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(9.17)%	***
After Waiver
Ratio of Expenses to Average Net Assets	1.44%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	1.05%	***
Portfolio Turnover	152.01%

(a) The Fund commenced investment operations on August 24, 2010.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

1.

ORGANIZATION

The Acadia Principal Conservation Fund (the “Fund”) is the sole series of the Acadia Mutual Funds (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was organized as a statutory trust under the laws of Delaware on October 12, 2009, by the filing of a Certificate of Trust.  The Fund commenced investment operations on August 24, 2010.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Acadia Mutual Fund Management, LLC (the “Adviser”).

The Acadia Principal Conservation Fund seeks to provide current income consistent with the preservation of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Fund’s Board of Trustees. The Fund’s assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Trustees.  The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectus for the investment company explains the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Corporate Debt Securities: The Fund may invest up to 35% of its assets in investment grade corporate debt securities.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.  The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is a risk that the issuers of such securities may not be able to meet their obligations on interest and principal payments at the time called for by the debt instrument.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends quarterly and net capital gains annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period August 24, 2010 (commencement of investment operations) through June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Reclassification of Capital Account: GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.  As of June 30, 2011, the Fund reclassified permanent book/tax differences of $15 from net investment loss to paid in capital.

Other: The Fund records security transactions on the trade date.  The highest cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

3.

INVESTMENT MANAGEMENT AGREEMENT

The Fund has an investment advisory agreement with Acadia Mutual Fund Management, LLC (the “Adviser”), under which the Adviser, subject to such policies as the Trustees of the Fund may determine, the Adviser, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 0.80% of the Fund’s average daily net assets.  For the period ended June 30, 2011, the Adviser earned $6,030 in advisory fees.  For the period ended June 30, 2011, the Adviser reimbursed the Fund $77,508 for waived expenses.  At June 30, 2011, the Fund owed the Advisor $7,522.

The Fund pays, in addition to the advisory fee described above, all expenses not borne by the Adviser, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.

The Adviser has entered into a written Expense Limitation Agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.45% of the average net assets of the Fund.  Pursuant to the terms of the Expense Limitation Agreement, the Adviser is entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Fund’s total annual expense ratio to exceed 1.45%. This expense limitation and fee waiver

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

agreement may be terminated by the Adviser at any time after September 1, 2011.  The total amount of reimbursement recoverable by the Adviser is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of June 30, 2011, was $77,508, and will expire June 30, 2014.

4.

DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 plan which allows it to pay distribution and other fees of the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.50% per year of the Fund’s average net assets.  For the period ended June 30, 2011, the Fund incurred $3,769 in distribution fees.

5.

CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares.

The following is a summary of capital share activity:

	Period 8/24/2010 (commencement of operations) through 6/30/2011
	Shares	Amount
Shares Sold	251,974	$ 2,519,549
Shares issued in reinvestment of distributions	798	7,981
Shares redeemed	(64,380)	(643,988)
Net Increase	188,392	$ 1,883,542

6.

CONTROL & OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2011, MG Trust Services, owned approximately 90.47% outstanding shares of the Fund, for the benefit of others, and may be deemed to control the Fund.

7.

INVESTMENT TRANSACTIONS

For the period August 24, 2010 (commencement of investment operations) through June 30, 2011, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$1,273,828
Sales	$ 689,074

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

8.

TAX MATTERS

For Federal income tax purposes, the cost of investments, including short term investments, owned at June 30, 2011 was $1,991,155.

At June 30, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$2,034	$(7,975)	$(5,941)

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed Ordinary Income	$ 14,188

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

On March 30, 2011, the Fund declared a distribution of $ .023 per share of net investment income. On June 29, 2011, the Fund declared a distribution of $ .0231 per share of net investment income.

The tax character of the distributions paid were as follows:  $7,981 paid from ordinary income.

9.

NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of The Acadia Principal Conservation Fund,

   a Series of the Acadia Mutual Funds

We have audited the accompanying statement of assets and liabilities of The Acadia Principal Conservation Fund, (the "Fund"), a series of the Acadia Mutual Funds (the “Trust”), including the schedule of investments, as of June 30, 2011 and the related statements of operations, changes in net assets and the financial highlights for period August 24, 2010 (commencement of investment operations) through June 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of June 30, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Acadia Principal Conservation Fund, a series of the Acadia Mutual Funds, as of June 30, 2011, the results of its operations, changes in its net assets and the financial highlights for the period indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

August 25, 2011

The Acadia Principal Conservation Fund
Expense Illustration
June 30, 2011 (Unaudited)

Expense Example

As a shareholder of The Acadia Principal Conservation Fund , you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011, through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on  the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2011	June 30, 2011	January 1,2011 to June 30,2011

Actual	$1,000.00	$1,004.62	$7.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.65	$7.20

* Expenses are equal to the Fund's annualized expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ACADIA PRINCIPAL CONSERVATION FUND

TRUSTEES & OFFICERS

June 30, 2011 (Unaudited)

Interested Trustees and Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Birth Date, Address and Position with the Trust __________________________	Term of Office and Length of Time Served* ______________	Principal Occupation During the Past Five Years ___________________________	Number of Portfolios in Fund Complex Overseen by Trustee ____________	Other Directorships Held _____________
Eric D. Jacobs** One Penn Plaza 36h Floor New York, NY 10119 DOB: 04-12-1969 Trustee, President	Since 2009

Chief Executive Officer, Acadia Mutual Fund Management, LLC (July 2009 - Present); Portfolio Manager and Managing Member, Miller & Jacobs Capital, LLC; Portfolio Manager, Sandy Lane Partners, LP; Managing Member, Pirate Aviation; Managing Partner, Blue Hill Capital Management, LLC; Managing Member, Acadia CLO; Portfolio Manager, Acadia Fund I, Ltd., Acadia Fund I, LP, Cerulean Partners, LTD; Portfolio Manager and Vice-President, American Independence Funds; Managing Member, American Independence Capital Management; Managing Member, Acadia Asset Management, LLC; Portfolio Manager and Managing Member, Acadia Liquidity Master Fund, Ltd, Acadia Liquidity Fund LP and Acadia Liquidity, Ltd.

			1	None
Michael Hogue, PHD** One Penn Plaza 36th Floor New York, NY 10119 DOB: 12-22-1942 Trustee	Since 2009	Managing Director, Research, Acadia Asset Management, Jan. 2009-present; Chief Compliance Officer, Acadia Mutual Fund Management, July 2009-present; Managing Partner, Financial Research, LLC, Sept. 2009-present; Managing Partner, ETime, June 2006-June 2008;	1	Ocean State Tax Exempt Fund-Chairman of Audit Committee
Mark Smedley One Penn Plaza 36th Floor New York, NY 10119 DOB: 06-01-1968 Secretary	Since 2009

Chief Operating Officer / Secretary, Acadia Mutual Fund Management, LLC (2009-present); Chief Operating Officer, Acadia Asset Management, LLC, Oct. 2009-present; Director of Operations, Acadia Asset Management, LLC, 2008-Oct. 2009; President, Global Conexions, LLC, 2002-2010.

			n/a	None
Christopher Myers One Penn Plaza 36th Floor New York, NY 10119 DOB: 09-26-1969 Treasurer	Since 2009

Chief Financial Officer, Treasurer, Acadia Mutual Fund Management, LLC (2009 - present); Chief Financial Officer, Acadia Asset Management, LLC, 2009-present; Chief Financial Officer, Pinneo Construction, 2001-2009; Chief Financial Officer, Princeton Timber Frames, Inc.(contracting)(2003-present).

			n/a	None

*  Trustees serve until their resignation, removal, reaching any mandatory retirement age established by the Trustees, judicial declaration of incompetency or death.  Officers hold office for one year and until their respective successors are chosen and qualified.

**  Trustees who are “interested persons” of the Fund, as defined in the 1940 Act.  The Trustees of the Fund who are officers or employees of the Adviser receive no remuneration from the Fund.  Each of the other Trustees is paid an annual retainer of $6,000 and a fee of $750 for each meeting attended and is reimbursed for the expenses of attending meetings.  The Chairman of the Board is paid an annual retainer of $12,000.   Chairpersons of committees of the Board of Trustees will receive an additional fee of $1, 250 for each meeting attended.

THE ACADIA PRINCIPAL CONSERVATION FUND

TRUSTEES & OFFICERS

June 30, 2011 (Unaudited)

Independent Trustees

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Birth Date, Address and Position with the Trust __________________________	Term of Office and Length of Time Served* ______________	Principal Occupation During the Past Five Years ___________________________	Number of Portfolios in Fund Complex Overseen by Trustee ____________	Other Directorships Held _____________
David Zale One Penn Plaza 36h Floor New York, NY 10119 DOB: 01-14-1954	Since 2010	Principal, Zale Capital Management, Jan. 2006-present; Investment Adviser,	1

Mark Young One Penn Plaza 36th Floor New York, NY 10119 DOB: 02-22-1958	Since 2010	Managing Partner, Carbon Street Group, 2010 to present; Partner, Voltaire Capital 2009 to present; Director of Client Services, Aravali (investment banking) 2008-2009;McKinsey and Company/MIO Partners 2006-2007	1	Greater China Corp.
Elizabeth Mathieu One Penn Plaza 36th Floor New York, NY 10119 DOB: 06-03-1952	Since 2010	Managing Member, Mathieu & Ranum, PLLC, March 2011-present,Partner, SFO Advisor Select, Aug. 2009-present; President, AMA-Eagle LLC, Oct. 2003-April 2007.	1	Advocates (June 2011-present); USTA Serves (Sept. 2001-present); Securities Industry Institute (Sept. 2000-Sept. 2007).

*  Trustees serve until their resignation, removal, reaching any mandatory retirement age established by the Trustees, judicial declaration of incompetency or death.  Officers hold office for one year and until their respective successors are chosen and qualified.

THE ACADIA PRINCIPAL CONSERVATION FUND

ADDITIONAL INFORMATION

June 30, 2011 (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31.  The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4866 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

Acadia Mutual Fund Management, LLC

One Penn Plaza, 36th Floor

New York, NY 10119

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

FY 2011

$ 11,500

(b)

Audit-Related Fees

Registrant

FY2011

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2011

$ 1,900

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2011

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2011

$ 1,900

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ACADIA MUTUAL FUNDS

By /s/ Eric Jacobs

----------------------------------------

* Eric Jacobs,

President

Date: September 7, 2011

*Print the name and title of each signing officer under his or her signature.